Employee benefits (Details) - Schedule of net defined benefit liability (asset) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net defined benefit liability (asset) [Abstract]
Defined benefit obligation	SFr 3,087,947	SFr 3,085,625
Fair value of plan assets	2,327,500	2,437,338
Present value of funded defined benefit obligation	3,529,602	3,087,947
Fair value of plan assets	(2,662,226)	(2,327,500)
Defined benefit obligation	867,376	760,447
Service costs	151,624	138,580
Plan participants' contribution	76,032	107,618
Interest cost	9,482	27,335
Actuarial losses	58,912	145,385
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Defined benefit obligation	3,529,602	3,087,947	SFr 3,085,625
Interest income	7,429	22,198
Return on plan assets excluding interest income	32,794	73,375	(634,190)
Employer contributions	76,032	107,618
Plan participants' contributions	76,032	107,618
Transfer-out amounts	(201,310)	(445,457)
Transfer-in amounts of new employees	346,915	28,861
Administration expense	(3,166)	(4,051)
Fair value of plan assets	SFr 2,662,226	SFr 2,327,500	SFr 2,437,338